Notes to the consolidated statements of income - Sound (Details)	3 Months Ended
Mar. 31, 2018 EUR (€)
Notes to the consolidated statements of income
Procees from the sale of an investment	€ 1,531,109,000
Expected Pre Tax Loss On Sale of Investment	€ 13,103,000